GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14: -	GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2021	2020	2019

Europe	$58,414	$94,644	$36,199
Asia and Oceania	44,227	23,519	42,994
Americas	19,391	8,131	16,576
Middle East and Africa	23,568	9,628	14,331

	$145,600	$135,922	$110,100

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Year ended December 31,
	2021	2020	2019

1st Customer	11%	43%	16%
2nd Customer	-	11%	11%

	11%	54%	27%

A total percentage of 72%, 83% and 76% of the Company’s revenues for the years ended December 31, 2021, 2020 and 2019, respectively are attributed to network intelligence solutions, while 28%, 17% and 24% are attributed to security solutions for the years ended December 31, 2021, 2020 and 2019, respectively.

The following presents total long-lived assets as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Long-lived assets:
Israel	$21,821	$14,210
Other	1,692	2,241

	$23,513	$16,451